Nationwide Life Insurance Company: • Nationwide VLI Sep Acct - 6

Prospectus supplement dated May 1, 2012
to Prospectus dated May 1, 2008
This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	Your prospectus offers the following underlying mutual fund as an investment option under your contract. Effective May 1, 2012, this underlying mutual fund changed its name as indicated below:

Old Name	New Name
Rydex|SGI Variable Trust - Multi-Hedge Strategies Fund	Guggenheim Variable Fund - Multi-Hedge Strategies
Rydex|SGI Variable Trust - U.S. Long Short Momentum Fund	Guggenheim Variable Fund - U.S. Long Short Momentum
Rydex|SGI Variable Trust: Banking Fund	Rydex Variable Trust - Banking Fund
Rydex|SGI Variable Trust: Basic Materials Fund	Rydex Variable Trust - Basic Materials Fund
Rydex|SGI Variable Trust: Biotechnology Fund	Rydex Variable Trust - Biotechnology Fund
Rydex|SGI Variable Trust: Commodities Strategy Fund	Rydex Variable Trust - Commodities Strategy Fund
Rydex|SGI Variable Trust: Consumer Products Fund	Rydex Variable Trust - Consumer Products Fund
Rydex|SGI Variable Trust: Dow 2x Strategy Fund	Rydex Variable Trust - Dow 2x Strategy Fund
Rydex|SGI Variable Trust: Electronics Fund	Rydex Variable Trust - Electronics Fund
Rydex|SGI Variable Trust: Energy Fund	Rydex Variable Trust - Energy Fund
Rydex|SGI Variable Trust: Energy Services Fund	Rydex Variable Trust - Energy Services Fund
Rydex|SGI Variable Trust: Europe 1.25x Strategy Fund	Rydex Variable Trust - Europe 1.25x Strategy Fund
Rydex|SGI Variable Trust: Financial Services Fund	Rydex Variable Trust - Financial Services Fund
Rydex|SGI Variable Trust: Government Long Bond 1.2x Strategy Fund	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Rydex|SGI Variable Trust: Health Care Fund	Rydex Variable Trust - Health Care Fund
Rydex|SGI Variable Trust: Internet Fund	Rydex Variable Trust - Internet Fund
Rydex|SGI Variable Trust: Inverse Dow 2x Strategy Fund	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Rydex|SGI Variable Trust: Inverse Government Long Bond Strategy Fund	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Rydex|SGI Variable Trust: Inverse Mid-Cap Strategy Fund	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Rydex|SGI Variable Trust: Inverse NASDAQ-100(R) Strategy Fund	Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund
Rydex|SGI Variable Trust: Inverse Russell 2000(R) Strategy Fund	Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund
Rydex|SGI Variable Trust: Inverse S&P 500 Strategy Fund	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Rydex|SGI Variable Trust: Japan 2x Strategy Fund	Rydex Variable Trust - Japan 2x Strategy Fund
Rydex|SGI Variable Trust: Leisure Fund	Rydex Variable Trust - Leisure Fund
Rydex|SGI Variable Trust: Mid-Cap 1.5x Strategy Fund	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Rydex|SGI Variable Trust: NASDAQ-100(R) 2x Strategy Fund	Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund
Rydex|SGI Variable Trust: NASDAQ-100(R) Fund	Rydex Variable Trust - NASDAQ-100(R) Fund
Rydex|SGI Variable Trust: Nova Fund	Rydex Variable Trust - Nova Fund
Rydex|SGI Variable Trust: Precious Metals Fund	Rydex Variable Trust - Precious Metals Fund
Rydex|SGI Variable Trust: Real Estate Fund	Rydex Variable Trust - Real Estate Fund
Rydex|SGI Variable Trust: Retailing Fund	Rydex Variable Trust - Retailing Fund
Rydex|SGI Variable Trust: Russell 2000(R) 1.5x Strategy Fund	Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund
Rydex|SGI Variable Trust: S&P 500 2x Strategy Fund	Rydex Variable Trust - S&P 500 2x Strategy Fund
Rydex|SGI Variable Trust: S&P 500 Pure Growth Fund	Rydex Variable Trust - S&P 500 Pure Growth Fund
Rydex|SGI Variable Trust: S&P 500 Pure Value Fund	Rydex Variable Trust - S&P 500 Pure Value Fund
Rydex|SGI Variable Trust: S&P MidCap 400 Pure Growth Fund	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund

Rydex|SGI Variable Trust: S&P MidCap 400 Pure Value Fund	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Rydex|SGI Variable Trust: S&P SmallCap 600 Pure Growth Fund	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Rydex|SGI Variable Trust: S&P SmallCap 600 Pure Value Fund	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Rydex|SGI Variable Trust: Strengthening Dollar 2x Strategy Fund	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Rydex|SGI Variable Trust: Technology Fund	Rydex Variable Trust - Technology Fund
Rydex|SGI Variable Trust: Telecommunications Fund	Rydex Variable Trust - Telecommunications Fund
Rydex|SGI Variable Trust: Transportation Fund	Rydex Variable Trust - Transportation Fund
Rydex|SGI Variable Trust: Utilities Fund	Rydex Variable Trust - Utilities Fund
Rydex|SGI Variable Trust: Weakening Dollar 2x Strategy Fund	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund

2.	The "Appendix B: Definitions" is amended to include the following:

Service Center- The department of Nationwide responsible for receiving service requests.  For service requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility.  For service requests communicated by telephone, the Service Center is Nationwide's operations processing facility.  Information on how to contact the Service Center is in the "Contacting the Service Center" provision.

3.	The following new provision is added to the "Transfers Among and Between the Policy Investment Options" section:

Contacting the Service Center

Requests for service may be made to the Service Center:

•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)

•	by mail to P.O. Box 182835, Columbus, Ohio 43218

•	by fax at 1-888-634-4472

•	by Internet at www.nationwide.com.

Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are appropriate for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service requests will be effective as of the Valuation Date they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide.  If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  Nationwide reserves the right to process any purchase payment or withdrawal submitted incorrectly on the Valuation Date the request is received at the Service Center.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or Nationwide's, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

4.
All instructions in the prospectus directing investors to the front page of the prospectus for Nationwide contact information are changed to direct investors to the new "Contacting the Service Center" section.

5.	The "Legal Proceedings" section of your prospectus is replaced with the following:

Nationwide Life Insurance Company

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members.  On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval.  The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members.  On February 28, 2011, the Court in the Gwin case entered an Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification.  On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NRS and NLIC seeking indemnification.  These claims seeking indemnification remain severed.  On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment.  On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC.  On December 31, 2011, the Court denied the Company’s motion to certify this order for an interlocutory appeal.  NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification.  On October 21, 2010, the District Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009 and remanded the case back to the District Court for further consideration.  The plaintiffs have renewed their motion for class certification. On March 30, 2012, the Company filed its brief in opposition to the class certification motion. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period.  The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies.  The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief.  NLIC filed a motion to dismiss the complaint on July 23, 2010.  NLIC filed a motion to disqualify the proposed class representative on August 27, 2010.  Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010.  On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice. In other non-Nationwide cases, plaintiff's counsel has re-filed actions. The Company will continue to monitor developments, but will conclude this matter.

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determined that the Plan was governed by ERISA, then Plaintiffs sought to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  If the Court determined that the Plan was not governed by ERISA, then the Plaintiffs sough to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  The First Amended Complaint alleged ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo.  The First Amended Complaint asked for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint.  On November 25, 2011 the District Court entered an Order granting NACo's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case.  On December 27, 2011, the plaintiffs filed a notice of appeal.  The parties have agreed to resolve the dispute on an individual basis and as part of that settlement will not pursue any further appeal.  The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v. NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006.  On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri.  On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies’ motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court.  On June 28, 2011, the Companies’ application to the Missouri Supreme Court to hear a further appeal was denied.  On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%.  On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that Nationwide has an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that Nationwide is not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring Nationwide to conduct such a review, and alleges Nationwide has violated the covenant of good faith and fair dealing and has been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.  Nationwide removed the case to federal court on July 6, 2011.  Plaintiffs filed a motion to remand to state court on August 8, 2011.  On October 26, 2011, the Northern District of Ohio remanded the case to Ohio State court.  Nationwide appealed the order to remand on November 4, 2011.  Including Andrews, there are four similar class actions in Ohio: two against Western & Southern; one against Cincinnati Life.  At the case management conference on November 21, 2011, the State Court ordered Plaintiffs to file an opposition to the motion to dismiss that Nationwide filed in federal court.  Plaintiffs filed their opposition to Nationwide’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The court issued its opinion on January 23, 2012.  On January 30, 2012, plaintiffs filed their appeal.

Nationwide Investment Services Corporation

The general distributor, NISC, is not engaged in any litigation of any material nature.